OIL AND GAS PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2013
Oil And Gas Properties Tables
Oil and gas properties
	Twelve Months Ending December 31, 2013	Twelve Months Ending December 31, 2012

Oil and Gas Property
Unproved Leaseholds	$378,478	$217,347
Asset Retirement Obligation	94,042	61,407

Total Oil and Gas Properties	$472,520	$278,754